CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional paid-in capital [Member]	Deficit accumulated during the development stage [Member]	Other comprehensive loss [Member]
BALANCE at Apr. 11, 2002	$ 53,700	$ 34,828	$ 18,872
BALANCE, shares at Apr. 11, 2002		34,828,200
SHARES CANCELLED		(19,800)	19,800
SHARES CANCELLED, shares		(19,800,000)
SHARES ISSUED FOR INVESTMENT IN ISTI-NJ	434,876	1,144	433,732
SHARES ISSUED FOR INVESTMENT IN ISTI-NJ, shares		1,144,410
SHARES ISSUED FOR OFFERING COSTS		1,753	(1,753)
SHARES ISSUED FOR OFFERING COSTS, shares		1,752,941
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	7,907,781	37,359	7,870,422
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		37,359,230
SHARES ISSUED FOR SERVICES RENDERED	617,638	1,731	819,606
SHARES ISSUED FOR SERVICES RENDERED, shares		1,730,540
CONTRIBUTIONS TO PAID IN CAPITAL	18,991		18,991
RECEIPTS ON ACCOUNT OF SHARES AND WARRANTS	6,061		6,061
SHARES ISSUED FOR CONVERSION OF CONVERTIBLE NOTE	275,000	550	274,450
SHARES ISSUED FOR CONVERSION OF CONVERTIBLE NOTE, shares		550,000
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	3,554,921		3,554,921
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	615,882		615,882
DISCOUNT ON CONVERTIBLE NOTE RELATED TO BENEFICIAL CONVERSION FEATURE	108,000		108,000
OTHER COMPREHENSIVE INCOME (LOSS)	(16)				(16)
IMPUTED INTEREST	19,777		19,777
NET LOSS	(12,986,038)			(12,986,038)
BALANCE at Aug. 31, 2010	830,272	57,565	13,758,761	(12,986,038)	(16)
BALANCE, shares at Aug. 31, 2010		57,565,321
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	3,694,212	11,808	3,682,404
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		11,808,626
SHARES ISSUED FOR SERVICES RENDERED	227,569	731	226,838
SHARES ISSUED FOR SERVICES RENDERED, shares		730,636
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	502,593		502,593
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	26,733		26,733
IMPUTED INTEREST	3,782		3,782
NET LOSS	(1,561,245)			(1,561,245)
BALANCE at Aug. 31, 2011	3,723,916	70,104	18,201,111	(14,547,283)	(16)
BALANCE, shares at Aug. 31, 2011	70,104,583	70,104,583
SHARES TO BE ISSUED FOR SERVICES RENDERED	24,900		24,900
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	44,794		44,794
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	6,502		6,502
OTHER COMPREHENSIVE INCOME (LOSS)	(4,205)				(4,205)
NET LOSS	(478,519)			(478,519)
BALANCE at Nov. 30, 2011	$ 3,317,388	$ 70,104	$ 18,277,307	$ (15,025,802)	$ (4,221)
BALANCE, shares at Nov. 30, 2011	70,104,583	70,104,583